Tax expense (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Summary of tax expense
The following table summarizes Tax expense:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Current tax expense	€239	€435	€592
Deferred tax expense	1,231	872	520
Tax (benefit)/expense relating to prior periods(1)	(138)	14	(334)
Total Tax expense	€1,332	€1,321	€778

Reconciliation between theoretical income taxes and income taxes recognized

	Years ended December 31,
	2020	2019	2018
	(€ million)
Theoretical income taxes	€259	€766	€781
Tax effect on:
Recognition and utilization of previously unrecognized deferred tax assets	—	(159)	—
Permanent differences	(148)	(411)	(416)
Tax credits	(119)	(112)	(135)
Deferred tax assets not recognized and write-downs	1,417	976	633
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	27	171	207
Taxes relating to prior years	(138)	14	(334)
Tax rate changes	(25)	9	—
Withholding tax	27	41	41
Other differences	15	20	(15)
Total Tax expense, excluding IRAP(1)	1,315	1,315	762
Effective tax rate	97.0%	32.7%	18.5%
IRAP (current and deferred)	17	6	16
Total Tax expense	€1,332	€1,321	€778

Significant components of deferred tax assets and liabilities and their changes	The FCA Group historically recognized the amount of Deferred tax assets less the Deferred tax liabilities of the individual companies within Deferred tax assets, where these may be offset. Amounts recognized were as follows:

	At December 31,
	2020	2019
	(€ million)
Deferred tax assets	€1,096	€1,689
Deferred tax liabilities	(1,845)	(1,628)
Total Net deferred tax (liabilities) assets	€(749)	€61
The significant components of Deferred tax assets and liabilities and their changes during the years ended December 31, 2020 and 2019 were as follows:

	At January 1, 2020	Recognized in Consolidated Income Statement	Recognized in Equity	Translation differences and other changes	At December 31, 2020
	(€ million)
Deferred tax assets arising on:
Provisions	€3,673	€(100)	€—	€(254)	€3,319
Provision for employee benefits	1,470	51	(10)	(118)	1,393
Lease liabilities	369	(20)	—	2	351
Intangible assets	151	7	—	(25)	133
Impairment of financial assets	166	(18)	—	(7)	141
Inventories	188	43	—	(30)	201
Allowances for doubtful accounts	105	(6)	—	(35)	64
Other	702	328	(1)	(3)	1,026
Total Deferred tax assets	€6,824	€285	€(11)	€(470)	€6,628
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,330)	€(164)	€—	€197	€(2,297)
Capitalized development assets	(2,601)	(554)	—	157	(2,998)
Other Intangible assets and Intangible assets with indefinite useful lives	(948)	(17)	—	82	(883)
Right-of-use assets	(365)	27	—	32	(306)
Provision for employee benefits	(77)	(3)	31	(8)	(57)
Other	(247)	(147)	5	18	(371)
Total Deferred tax liabilities	€(6,568)	€(858)	€36	€478	€(6,912)
Deferred tax asset arising on tax loss carry-forwards	€4,861	€1,017	€—	€(516)	€5,362
Unrecognized deferred tax assets	(5,056)	(1,350)	3	576	(5,827)
Total Net deferred tax assets (liabilities)	€61	€(906)	€28	€68	€(749)

	At January 1, 2019	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/(Liabilities) Held for Sale	Translation differences and other changes	At December 31, 2019
	(€ million)
Deferred tax assets arising on:
Provisions	€4,127	€(470)	€—	€10	€6	€3,673
Provision for employee benefits	1,487	(41)	1	1	22	1,470
Lease liabilities	260	106	—	(1)	4	369
Intangible assets	166	(15)	—	—	—	151
Impairment of financial assets	155	(1)	—	—	12	166
Inventories	246	(56)	—	—	(2)	188
Allowances for doubtful accounts	96	13	—	—	(4)	105
Other	685	(22)	(4)	1	42	702
Total Deferred tax assets	€7,222	€(486)	€(3)	€11	€80	€6,824
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,296)	€(33)	€—	€(1)	€—	€(2,330)
Capitalized development expenditures	(2,440)	(129)	—	—	(32)	(2,601)
Other Intangible assets and Intangible assets with indefinite useful lives	(912)	36	—	—	(72)	(948)
Right-of-use assets	(260)	(101)	—	—	(4)	(365)
Provision for employee benefits	(91)	(9)	22	—	1	(77)
Other	(424)	156	38	—	(17)	(247)
Total Deferred tax liabilities	€(6,423)	€(80)	€60	€(1)	€(124)	€(6,568)
Deferred tax asset arising on tax loss carry-forwards	€4,963	€106	€—	€12	€(220)	€4,861
Unrecognized deferred tax assets	(4,885)	(407)	—	(20)	256	(5,056)
Total Net deferred tax assets	€877	€(867)	€57	€2	€(8)	€61
Total gross deductible and taxable temporary differences and accumulated tax losses at December 31, 2020, together with the amounts for which deferred tax assets have not been recognized, analyzed by year of expiration, were as follows:

		Year of expiration
	At December 31, 2020	2021	2022	2023	2024	Beyond 2024	Unlimited/ Indeterminable
	(€ million)
Temporary differences and tax losses relating to corporate taxation:
Deductible temporary differences	€26,844	€3,449	€2,618	€2,514	€3,282	€14,596	€385
Taxable temporary differences	(28,641)	(2,871)	(2,707)	(2,729)	(2,787)	(14,594)	(2,953)
Tax losses	20,343	115	60	45	101	1,576	18,446
Amounts for which deferred tax assets were not recognized	(21,440)	(344)	(103)	(75)	(839)	(3,008)	(17,071)
Temporary differences and tax losses relating to corporate taxation	€(2,894)	€349	€(132)	€(245)	€(243)	€(1,430)	€(1,193)
Temporary differences and tax losses relating to local taxation (i.e. IRAP in Italy):
Deductible temporary differences	€10,736	€1,088	€588	€551	€1,141	€7,241	€127
Taxable temporary differences	(9,572)	(896)	(713)	(713)	(764)	(6,346)	(140)
Tax losses	4,819	29	31	32	54	103	4,570
Amounts for which deferred tax assets were not recognized	(6,065)	(188)	(38)	(11)	(582)	(600)	(4,646)
Temporary differences and tax losses relating to local taxation	€(82)	€33	€(132)	€(141)	€(151)	€398	€(89)